Related party transactions and balances - Additional Information (Details)			6 Months Ended		12 Months Ended
	Dec. 26, 2017 USD ($)	Dec. 26, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 26, 2017 CNY (¥)
Related Party Transaction [Line Items]
Loan from bank			$ 3,031,904		$ 4,359,210	$ 4,150,309
Loan repaid					76,793	0	$ 0
Land-use right pledged as collateral			314,009		437,989	462,738
Building property pledged as collateral			$ 2,585,410		$ 3,455,993	$ 3,335,229
Annual interest rate (in percentage)			4.35	4.35	4.35
CQ Mingwen
Related Party Transaction [Line Items]
Loan from bank	$ 1,300,000									¥ 9,000,000
Loan repaid	$ 100,000	¥ 1,000,000	$ 1,200,000	¥ 8,000,000
GA Yongpeng
Related Party Transaction [Line Items]
Land-use right pledged as collateral			1,600,000		$ 1,400,000			¥ 10,198,100	¥ 10,198,100
Building property pledged as collateral			$ 1,900,000		$ 1,700,000			¥ 12,268,800	¥ 12,268,800